Partners' Equity:	6 Months Ended
Jun. 30, 2020
Partners' Equity
Partners' Equity:

8. Partners’ Equity:

Series A Preferred Units:

On July 20, 2015, the Partnership concluded an underwritten public offering of 3,000,000 9% Series A Preferred Units, representing limited partner interests in the Partnership, at a liquidation preference of $25.00 per unit. The Partnership received $72.3 million of proceeds from this offering, net of the $2.4 million underwriting discount of and incurred offering expenses of $0.3 million.

Series B Preferred Units:

On October 23, 2018, the Partnership concluded the underwritten public offering of 2,200,000 Series B Preferred Units, representing limited partner interests in the Partnership, at a liquidation preference of $25.00 per unit. The Partnership received net proceeds of $53.0 million from this offering, after deducting underwriters’ discounts and commissions and offering expenses, which amounted to $2.0 million.

Concurrently with the conclusion of the Series B Preferred Units Public Offering, the Partnership entered into the Limited Partnership Agreement in order to, among others, conform its provisions to the terms and provisions related to the issuance of the Series B Preferred Units and to remove references to subordinated units and subordinated period that are no longer in effect.

As of June 30, 2020, the Partnership had 35,490,000 common units, 15,595,000 of which are owned by the Sponsor, 3,000,000 Series A Preferred Units, 2,200,000 Series B Preferred Units and 35,526 general partner units issued and outstanding.

Common and General Partner unit distribution provisions:

The Partnership pays distributions in the following manner:

•     first, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until the distributed amount in respect of each common unit equals the minimum quarterly distribution; and

•   second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.

The percentage allocations of available cash from operating surplus among the common unitholders, the General Partner and the holders of the incentive distribution rights up to the various target distribution levels are illustrated below. The percentage interests shown for the common unitholders, the General Partner and the holders of the incentive distribution rights for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests shown for our General Partner include its 0.1% General Partner interest only and assumes that our General Partner has contributed any capital necessary to maintain its 0.1% General Partner interest. Under the Limited Partnership Agreement, the holder of the incentive distribution rights in the Partnership, which is currently the General Partner, has the right to receive an increasing percentage of cash distributions after the first target distribution level.

	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$0.365	99.9%	0.1%	0.0%
First Target Distribution	up to $0.420	99.9%	0.1%	0.0%
Second Target Distribution	above $0.420 up to $0.456	85.0%	0.1%	14.9%
Third Target Distribution	Above $0.456 up to $0.548	75.0%	0.1%	24.9%
Thereafter	above $0.548	50.0%	0.1%	49.9%

On January 25, 2019, the Partnership announced a reduction in cash distribution to $0.0625 per unit to all common unitholders from $0.25 per common unit in prior quarters, which was paid on February 14, 2019, to all common unitholders of record as of February 7, 2019.

On September 26, 2019 the Partnership announced that pursuant to the closing of the $675 Million Credit Facility (Note 5), the Partnership is prohibited from paying distribution to its common unit-holders while borrowings are outstanding under the $675 Million Credit Facility.

As the quarterly distributions with respect to fiscal year 2019 were below $0.365 per common unit, the actual cash distributions and the allocation of net income for the purposes of the earnings per common unit calculation were based on the limited partners’ and General Partner’s ownership percentage applying to the minimum quarterly distribution level, as per the above presented distribution waterfall.

Preferred Units distribution and redemption provisions:

Distributions on the Series A Preferred Units are cumulative from the date of original issue and are payable quarterly on February 12, May 12, August 12 and November 12, of each year, when, as and if declared by the Partnership’s Board of Directors out of amounts legally available for such purpose. Distributions are payable at a distribution rate of 9.00% per annum of the stated liquidation preference.

Any time on or after August 12, 2020, the Series A Preferred Units may be redeemed, in whole or in part, at the Partnership’s option, out of amounts legally available for such purpose, at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption, whether or not declared.

Distributions on the Series B Preferred Units are cumulative from the date of original issue and are payable quarterly on February 22, May 22, August 22 and November 22, of each year, when, as and if declared by the Partnership’s Board of Directors out of amounts legally available for such purpose. Furthermore, distributions on the Series B Preferred Units are payable (i) from and including the original issue date to, but excluding, November 22, 2023 at a fixed rate equal to 8.75% per annum of the stated liquidation preference per unit and (ii) from and including November 22, 2023 at a floating rate equal to three-month LIBOR plus a spread of 5.593% per annum of the stated liquidation preference per unit.

At any time on or after November 22, 2023, the Series B Preferred Units may be redeemed, in whole or in part, at the Partnership’s option, out of amounts available for such purpose, at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption, whether or not declared.

The Series A Preferred Units and the Series B Preferred Units represent perpetual equity interests in the Partnership, unlike the Partnership’s indebtedness, do not give rise to a claim for payment of a principal amount at a particular date. The Series A Preferred Units rank pari passu with the Series B Preferred Units. Both the Series A Preferred Units and the Senior B Preferred Units rank senior to the Partnership’s common units and to each other class or series of limited partner interests or other equity established after the original issue date of the Series A Preferred Units and the Series B Preferred Units that is not expressly made senior to or on a parity with the Series A Preferred Units and the Series B Preferred Units as to payment of distributions. The Series A Preferred Units and the Series B Preferred Units rank junior to all of the Partnership’s existing and future indebtedness. The interests of the holders of Series A Preferred Units or Series B Preferred Units could be diluted by the issuance of additional preferred units, including additional Series A Preferred units or Series B Preferred Units, and by other transactions.

Series A Preferred unit distributions:

On January 20, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2019 to February 11, 2020. The cash distribution was paid on February 12, 2020, to all Series A preferred unitholders of record as of February 5, 2020.

On April 21, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from February 12, 2020 to May 11, 2020. The cash distribution was paid on May 12, 2020, to all Series A preferred unitholders of record as of May 5, 2020.

Series B Preferred unit distributions:

On January 30, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.546875 per unit on its Series B Preferred Units for the period from November 22, 2019 to February 21, 2020. The cash distribution was paid on February 24, 2020, to all Series B preferred unitholders of record as of February 17, 2020.

On April 27, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.546875 per unit on its Series B Preferred Units for the period from February 22, 2020 to May 21, 2020. The cash distribution was paid on May 22, 2020, to all Series B preferred unitholders of record as of May 15, 2020.

General Partner Distributions:

During the six-month period ended June 30, 2020 and 2019, the Partnership paid to its General Partner and holder of the incentive distribution rights in the Partnership an amount of $nil and $4, respectively.